Federated Hermes Government Income Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.0%
		Federal Home Loan Mortgage Corporation—44.0%
$ 5,438,685		1.500%, 2/1/2052	$ 4,047,860
3,192,651		2.000%, 6/1/2050	2,529,900
3,455,534		2.000%, 4/1/2051	2,733,893
5,401,059		2.000%, 5/1/2051	4,264,683
3,063,058		2.000%, 10/1/2051	2,421,466
3,958,747		2.000%, 2/1/2052	3,125,832
9,825,871		2.000%, 6/1/2052	7,755,450
2,335,547		2.500%, 9/1/2051	1,920,156
2,414,030		2.500%, 2/1/2052	1,983,925
3,929,005		2.500%, 6/1/2052	3,222,225
6,602,085		3.000%, 5/1/2052	5,615,252
69,841		4.000%, 6/1/2049	64,316
8,513,413		4.000%, 6/1/2052	7,754,809
51,624		4.500%, 3/1/2024	51,200
2,256,588		4.500%, 6/1/2052	2,137,287
3,500,000		4.500%, 7/1/2052	3,285,706
12,882		5.000%, 8/1/2023	12,842
3,500,000		5.000%, 10/1/2052	3,376,934
368,723		5.500%, 5/1/2034	372,975
16,764		5.500%, 12/1/2035	16,994
33,003		5.500%, 3/1/2036	33,541
146,861		5.500%, 1/1/2038	149,236
67,810		5.500%, 3/1/2038	68,977
52,583		5.500%, 11/1/2038	53,449
50,600		5.500%, 1/1/2039	51,382
43,753		6.000%, 3/1/2038	45,133
13,545		6.500%, 9/1/2029	13,823
6,073		7.000%, 10/1/2031	6,199
19,924		7.000%, 1/1/2032	20,992
27,478		7.000%, 3/1/2032	28,598
43,997		7.500%, 6/1/2027	45,397
3,727		7.500%, 1/1/2031	3,917
39,333		7.500%, 2/1/2031	41,460
		TOTAL	57,255,809
		Federal National Mortgage Association—41.5%
2,949,087		1.500%, 4/1/2052	2,194,922
10,524,706		2.000%, 9/1/2050	8,339,922
4,696,485		2.000%, 11/1/2050	3,717,157
5,172,743		2.500%, 10/1/2050	4,278,602
2,358,225		2.500%, 1/1/2052	1,938,063
2,385,174		2.500%, 2/1/2052	1,958,720
4,907,364		2.500%, 6/1/2052	4,024,590
974,088		3.000%, 6/1/2027	921,983
508,777		3.000%, 7/1/2027	481,562
7,949,280		3.000%, 10/1/2046	6,928,136

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 3,166,338		3.000%, 9/1/2047	$ 2,759,598
2,906,892		3.500%, 12/1/2041	2,642,610
1,509,959		3.500%, 9/1/2042	1,373,095
3,328,412		3.500%, 5/1/2049	2,995,939
2,969,584		3.500%, 9/1/2049	2,686,643
2,634,688		3.500%, 12/1/2049	2,365,747
2,347,045		4.000%, 12/1/2042	2,195,483
21,865		5.000%, 10/1/2023	21,777
17,914		5.000%, 4/1/2024	17,827
439,004		5.000%, 1/1/2040	437,550
180,914		5.500%, 12/1/2035	183,226
368,736		6.000%, 2/1/2033	376,901
19,038		6.000%, 5/1/2036	19,596
71,739		6.000%, 7/1/2036	73,981
178,406		6.000%, 1/1/2037	183,882
13,395		6.000%, 9/1/2037	13,818
26,521		6.000%, 9/1/2037	27,371
49,237		6.000%, 6/1/2038	50,879
51,574		6.000%, 8/1/2038	53,301
35,878		6.000%, 10/1/2038	37,049
457		6.500%, 12/1/2027	465
2,370		6.500%, 6/1/2029	2,434
4,396		6.500%, 1/8/2029	4,508
1,093		6.500%, 1/8/2029	1,121
101,222		6.500%, 5/1/2032	104,684
17,962		6.500%, 12/1/2035	18,818
223,575		6.500%, 8/1/2037	235,202
45,211		6.500%, 9/1/2037	47,769
691		7.000%, 1/7/2029	716
41,447		7.000%, 1/11/2031	43,643
8,881		7.000%, 1/12/2031	9,309
39,346		7.000%, 12/1/2031	41,410
10,954		7.000%, 12/1/2031	11,535
4,599		7.000%, 1/1/2032	4,824
28,712		7.000%, 2/1/2032	30,289
14,110		7.500%, 7/1/2028	14,710
21,000		7.500%, 8/1/2031	22,208
38,770		8.000%, 12/1/2026	40,018
		TOTAL	53,933,593
		Government National Mortgage Association—12.5%
12,892,084		2.500%, 6/20/2051	10,881,651
3,577,144		3.000%, 9/20/2050	3,138,741
120,885		5.500%, 4/15/2034	121,912
250,125		5.500%, 6/15/2034	252,261
39,709		6.000%, 1/15/2032	40,570
23,445		6.000%, 5/15/2036	24,153
3,547		6.500%, 1/15/2029	3,631
9,392		6.500%, 1/15/2029	9,597
4,048		6.500%, 1/20/2029	4,139
1,347		6.500%, 3/20/2029	1,380

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,054		6.500%, 5/20/2029	$ 2,104
5,380		6.500%, 7/20/2029	5,513
2,551		6.500%, 8/20/2029	2,615
1,234		6.500%, 10/20/2029	1,263
2,840		6.500%, 11/20/2029	2,915
1,220		6.500%, 10/20/2030	1,252
2,870		6.500%, 4/20/2031	2,958
1,663		6.500%, 5/20/2031	1,715
8,543		6.500%, 6/20/2031	8,810
2,206		6.500%, 7/15/2031	2,272
655		6.500%, 7/15/2031	676
2,468		6.500%, 7/20/2031	2,546
2,602		6.500%, 10/20/2031	2,686
2,288		6.500%, 11/20/2031	2,362
6,591		6.500%, 1/20/2032	6,803
92,928		6.500%, 10/20/2038	97,634
7,998		7.000%, 6/15/2026	8,138
2,539		7.000%, 6/15/2026	2,577
2,788		7.000%, 12/15/2026	2,833
3,675		7.000%, 6/15/2027	3,736
632		7.000%, 10/15/2027	645
970		7.000%, 11/15/2027	982
2,271		7.000%, 2/15/2028	2,327
6,614		7.000%, 4/15/2028	6,772
1,587		7.000%, 6/15/2028	1,627
9,977		7.000%, 6/15/2028	10,232
6,068		7.000%, 7/15/2028	6,200
9,326		7.000%, 7/15/2028	9,549
35,246		7.000%, 8/15/2028	36,221
3,170		7.000%, 8/15/2028	3,245
655		7.000%, 9/15/2028	670
2,797		7.000%, 9/15/2028	2,867
3,095		7.000%, 10/15/2028	3,178
11,919		7.000%, 10/15/2028	12,210
39,640		7.000%, 11/15/2028	40,790
6,346		7.000%, 12/15/2028	6,508
10,720		7.000%, 12/15/2028	11,038
21,334		7.000%, 12/15/2028	21,782
10,123		7.000%, 12/15/2028	10,378
2,974		7.000%, 1/15/2029	3,060
2,079		7.000%, 1/15/2029	2,142
3,533		7.000%, 1/15/2029	3,618
1,313		7.000%, 1/15/2029	1,323
1,811		7.000%, 1/15/2029	1,859
2,393		7.000%, 1/15/2029	2,435
8,628		7.000%, 1/15/2029	8,884
10,627		7.000%, 1/15/2029	10,949
24,283		7.000%, 1/15/2029	25,012
782		7.000%, 2/15/2029	800
2,220		7.000%, 2/15/2029	2,286

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,179		7.000%, 2/15/2029	$ 5,330
1,695		7.000%, 2/15/2029	1,743
7,876		7.000%, 2/15/2029	8,102
160		7.000%, 2/15/2029	164
41		7.000%, 2/15/2029	42
935		7.000%, 3/15/2029	958
5,279		7.000%, 3/15/2029	5,401
1,751		7.000%, 3/15/2029	1,803
480		7.000%, 3/15/2029	494
831		7.000%, 3/15/2029	857
835		7.000%, 3/15/2029	859
1,217		7.000%, 3/15/2029	1,251
35,661		7.000%, 4/15/2029	36,708
1,955		7.000%, 4/15/2029	2,013
880		7.000%, 4/15/2029	905
3,860		7.000%, 4/15/2029	3,975
6,265		7.000%, 4/15/2029	6,415
1,954		7.000%, 4/15/2029	1,965
176		7.000%, 4/15/2029	181
2,166		7.000%, 5/15/2029	2,228
244		7.000%, 5/15/2029	250
2,227		7.000%, 5/15/2029	2,292
4,752		7.000%, 6/15/2029	4,896
2,188		7.000%, 6/15/2029	2,257
2,829		7.000%, 6/15/2029	2,907
147		7.000%, 6/15/2029	152
568		7.000%, 6/15/2029	586
6,971		7.000%, 6/15/2029	7,178
616		7.000%, 6/15/2029	634
4,682		7.000%, 7/15/2029	4,816
1,112		7.000%, 7/15/2029	1,128
6,872		7.000%, 7/15/2029	7,082
23,342		7.000%, 7/15/2029	24,087
8,131		7.000%, 7/15/2029	8,391
821		7.000%, 7/15/2029	843
1,640		7.000%, 7/15/2029	1,693
4,523		7.000%, 7/15/2029	4,668
1,356		7.000%, 7/15/2029	1,389
5,462		7.000%, 7/15/2029	5,626
762		7.000%, 8/15/2029	785
1,398		7.000%, 8/15/2029	1,440
1,203		7.000%, 8/15/2029	1,243
6,003		7.000%, 8/15/2029	6,175
1,627		7.000%, 9/15/2029	1,676
9,073		7.000%, 9/15/2029	9,318
4,831		7.000%, 9/15/2029	4,990
3,710		7.000%, 9/15/2029	3,828
5,686		7.000%, 9/15/2029	5,865
14,341		7.000%, 12/15/2029	14,762
2,469		7.000%, 12/15/2029	2,542

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,748		7.000%, 1/15/2030	$ 2,840
16,054		7.000%, 1/15/2030	16,601
13,382		7.000%, 2/15/2030	13,680
7,893		7.000%, 2/15/2030	8,164
21,416		7.000%, 2/15/2030	22,152
40,914		7.000%, 3/15/2030	42,208
16,658		7.000%, 3/15/2030	17,164
2,734		7.000%, 4/15/2030	2,829
13,646		7.000%, 6/15/2030	14,130
2,105		7.000%, 6/15/2030	2,177
20,064		7.000%, 8/15/2030	20,777
5,670		7.000%, 8/15/2030	5,841
2,733		7.000%, 9/15/2030	2,748
11,655		7.000%, 10/15/2030	12,055
1,280		7.000%, 10/15/2030	1,286
3,064		7.000%, 11/15/2030	3,177
7,675		7.000%, 2/15/2031	7,958
90,655		7.000%, 2/15/2031	93,927
3,294		7.000%, 3/15/2031	3,410
8,249		7.000%, 3/15/2031	8,528
822		7.000%, 7/15/2031	850
319		7.000%, 9/15/2031	329
18,231		7.000%, 10/15/2031	18,935
8,115		7.000%, 11/15/2031	8,429
6,764		7.000%, 1/15/2032	6,958
2,352		7.000%, 4/15/2032	2,410
10,598		7.000%, 5/15/2032	11,013
495		7.000%, 1/15/2033	515
98,567		7.500%, 11/15/2027	101,606
77,047		7.500%, 11/15/2027	79,590
380		7.500%, 4/15/2029	394
3,130		7.500%, 7/15/2029	3,205
296		7.500%, 7/15/2029	307
759		7.500%, 8/15/2029	784
340		7.500%, 8/15/2029	353
21,085		7.500%, 8/15/2029	21,831
19,187		7.500%, 8/15/2029	19,959
7,508		7.500%, 8/15/2029	7,828
29,107		7.500%, 8/15/2029	30,361
14,124		7.500%, 8/20/2029	14,688
3,595		7.500%, 9/15/2029	3,735
24,499		7.500%, 9/15/2029	25,443
7,041		7.500%, 10/15/2029	7,262
12,719		7.500%, 10/15/2029	13,220
2,613		7.500%, 10/15/2029	2,727
3,132		7.500%, 12/15/2029	3,256
4,431		7.500%, 1/15/2030	4,611
8,820		7.500%, 3/20/2030	9,195
10,485		7.500%, 8/15/2030	10,907
10,305		7.500%, 10/15/2030	10,799

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 26,456		7.500%, 10/15/2030	$ 26,851
4,595		7.500%, 10/15/2030	4,780
5,442		7.500%, 11/20/2030	5,687
6,254		7.500%, 1/15/2031	6,561
5,090		7.500%, 2/15/2031	5,336
15,648		7.500%, 4/20/2031	16,409
1,290		7.500%, 9/15/2031	1,349
13,939		7.500%, 10/15/2031	14,643
3,073		7.500%, 11/15/2031	3,225
6,773		7.500%, 12/15/2031	6,927
6,252		7.500%, 3/15/2032	6,548
5,716		7.500%, 5/15/2032	6,021
125		8.000%, 11/15/2023	125
17,147		8.000%, 11/15/2027	17,706
15,936		8.000%, 8/15/2029	16,729
56,982		8.000%, 11/15/2029	59,867
24,249		8.000%, 12/15/2029	25,488
2,170		8.000%, 1/15/2030	2,278
11,247		8.000%, 1/15/2030	11,831
10,128		8.000%, 4/15/2030	10,670
352		8.000%, 4/15/2030	371
5,263		8.000%, 4/15/2030	5,532
524		8.000%, 4/15/2030	545
4,539		8.000%, 4/15/2030	4,753
2,587		8.000%, 4/15/2030	2,720
1,700		8.000%, 5/15/2030	1,791
1,051		8.000%, 5/15/2030	1,102
197		8.000%, 5/15/2030	205
999		8.000%, 5/15/2030	1,051
2,650		8.000%, 5/15/2030	2,791
6,524		8.000%, 5/15/2030	6,831
2,069		8.000%, 6/15/2030	2,139
795		8.000%, 6/15/2030	837
802		8.000%, 6/15/2030	844
3,540		8.000%, 6/15/2030	3,702
7,187		8.000%, 6/15/2030	7,533
26,322		8.000%, 6/15/2030	27,752
36,775		8.000%, 7/15/2030	38,714
2,059		8.000%, 7/15/2030	2,165
3,405		8.000%, 7/15/2030	3,590
16,880		8.500%, 6/15/2030	17,807
		TOTAL	16,208,883
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $147,267,733)	127,398,285
		INVESTMENT COMPANY—2.0%
2,630,272		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[2] (IDENTIFIED COST $2,630,272)	2,630,272
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $149,898,005)	130,028,557
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	51,256
		TOTAL NET ASSETS—100%	$130,079,813

At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	15	$1,658,906	December 2022	$(101,284)
United States Treasury Notes 10-Year Ultra Long Futures	24	$2,783,625	December 2022	$(85,744)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(187,028)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,593,581 and $8,500,584, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2022	$33,813,456
Purchases at Cost	$33,214,104
Proceeds from Sales	$(64,397,288)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 10/31/2022	$2,630,272
Shares Held as of 10/31/2022	2,630,272
Dividend Income	$63,714

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$127,398,285	$—	$127,398,285
Investment Company	2,630,272	—	—	2,630,272
TOTAL SECURITIES	$2,630,272	$127,398,285	$—	$130,028,557
Other Financial Instruments:[1]
Liabilities	$(187,028)	$—	$—	$(187,028)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(187,028)	$—	$—	$(187,028)

1	Other financial instruments are futures contracts.